Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Actuarial Assumptions

Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

	December 31,	December 31,	December 31,
Mexico	2021	2020	2019
Financial:
Discount rate used to calculate the defined benefit obligation	8.00%	7.20%	7.50%
Salary increase	4.50%	4.50%	4.50%
Future pension increases	3.50%	3.50%	3.50%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS‑97	IMSS‑97	IMSS‑97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:

(1)	EMSSA. Mexican Experience of social security.
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)	BMAR. Actuary experience.

Summary of Defined Benefit Plan Expected Future Benefit Payments

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and				Post-Retirement
	Retirement		Seniority		Medical
	Plans		Premiums		Services		Total
2022	Ps.	754	Ps.	201	Ps.	22	Ps.	977
2023		317		156		23		497
2024		346		149		25		520
2025		421		140		26		587
2026		419		137		27		583
2027 to 2031		3,039		681		162		3,882

Summary of Balances of the Liabilities for Employee Benefits

	December 31,		December 31,
	2021		2020
Pension and Retirement Plans:
Defined benefit obligation	Ps.	8,015	Ps.	7,679
Pension plan funds at fair value		(2,952)		(2,788)
Net defined benefit liability	Ps.	5,063	Ps.	4,891
Seniority Premiums:
Defined benefit obligation	Ps.	2,108	Ps.	1,763
Seniority premium plan funds at fair value		(133)		(137)
Net defined benefit liability	Ps.	1,975	Ps.	1,626
Postretirement Medical Services:
Defined benefit obligation	Ps.	647	Ps.	812
Medical services funds at fair value		(85)		(76)
Net defined benefit liability	Ps.	562	Ps.	736
Total Employee Benefits	Ps.	7,600	Ps.	7,253

Summary of Trust Assets

Trust assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	December 31,	December 31,
	2021	2020
Fixed return:
Traded securities	17%	27%
Bank instruments	10%	9%
Federal government instruments of the respective countries	35%	29%
Variable return:
Publicly traded shares	38%	35%
	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund

In Mexico, the amounts and types of securities in related parties included in the portfolio fund are as follows:

	December 31,		December 31,
	2021		2020
Debt:
El Puerto de Liverpool, S.A.B. de C.V.	Ps.	30	Ps.	30
Grupo Industrial Bimbo, S.A.B. de C. V.		5		5
BBVA Bancomer, S.A de C.V.		9		10
Grupo Financiero Scotiabank Inverlat, S.A. de C.V.		10		10

Equity:
CEMEX, S.A.B. de C.V.		—		8
Grupo Financiero Banorte, S.A.B. de C.V.		—		8
Alfa, S.A.B. de C.V.		2		3
Grupo Industrial Bimbo, S.A.B. de C. V.		1		—
Grupo Aeroportuario del Suereste, S.A.B. de C.V.		1		2
Others		4		4

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	Income Statement								AOCI (1)
					Gain or		Net Interest on		Remeasurements
					Loss on		the Net		of the Net
	Current		Past Service		Settlement or		Defined		Defined
December 31, 2021	Service Cost		Cost		Curtailment		Benefit Liability		Benefit Liability
Pension and retirement plans	Ps.	390	Ps.	39	Ps.	(55)	Ps.	319	Ps.	1,757
Seniority premiums		290		1		(3)		114		853
Postretirement medical services		44		2		(24)		52		202
Total	Ps.	724	Ps.	42	Ps.	(82)	Ps.	485	Ps.	2,812
December 31, 2020
Pension and retirement plans	Ps.	372	Ps.	73	Ps.	—	Ps.	305	Ps.	2,024
Seniority premiums		239		—		—		91		483
Postretirement medical services		44		—		—		54		342
Total	Ps.	656	Ps.	73	Ps.	—	Ps.	450	Ps.	2,849

December 31, 2019
Pension and retirement plans	Ps.	279	Ps.	(45)	Ps.	2	Ps.	290	Ps.	1,608
Seniority premiums		139		161		—		57		162
Postretirement medical services		15		—		—		32		396
Total	Ps.	433	Ps.	116	Ps.	2	Ps.	379	Ps.	2,166
(1)Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Accumulated Other Comprehensive Income

Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31,		December 31,		December 31,
	2021		2020		2019
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	2,099	Ps.	1,624	Ps.	475

Actuarial (gains) arising from exchange rates		11		(6)		(30)
Remeasurements during the year, net of tax		744		312		100
Actuarial losses and (gains) arising from changes in financial assumptions		(776)		139		1,071
Actuarial losses and (gains) arising from changes in demographic assumptions		—		27		—
Effect on settlement		—		3		8
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	2,078	Ps.	2,099	Ps.	1,624

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment

	December 31,		December 31,		December 31,
	2021		2020		2019
Pension and Retirement Plans:
Initial balance	Ps.	7,679	Ps.	7,193	Ps.	6,189
Current service cost		390		372		279
Past service (credit) cost		(3)		73		(45)
Interest expense		527		506		530
Settlement / Curtailment		—		—		2
Remeasurements of the net defined benefit obligation		(42)		326		859
Foreign exchange loss (gain)		28		37		(69)
Benefits paid		(564)		(828)		(582)
Acquisitions		—		—		30
Ending balance	Ps.	8,015	Ps.	7,679	Ps.	7,193
Seniority Premiums:
Initial balance	Ps.	1,763	Ps.	1,237	Ps.	772
Current service cost		290		239		139
Past service cost		836		—		161
Interest expense		124		101		68
Settlement		(839)		13		—
Remeasurements of the net defined benefit obligation		112		309		230
Benefits paid		(178)		(136)		(133)
Ending balance	Ps.	2,108	Ps.	1,763	Ps.	1,237
Postretirement Medical Services:
Initial balance	Ps.	812	Ps.	797	Ps.	418
Current service cost		44		44		15
Past service cost		236		—		—
Interest expense		57		61		38
Curtailment / Settlement		(271)		—		—
Remeasurements of the net defined benefit obligation		(191)		(59)		356
Benefits paid		(40)		(31)		(30)
Ending balance	Ps.	647	Ps.	812	Ps.	797

Summary of Changes in the Balance of Plan Assets

	December 31,		December 31,		December 31,
	2021		2020		2019
Total Plan Assets:
Initial balance	Ps.	3,001	Ps.	2,880	Ps.	2,680
Actual return on trust assets		152		113		174
Foreign exchange loss (gain)		—		3		2
Life annuities		17		5		24
Ending balance	Ps.	3,170	Ps.	3,001	Ps.	2,880

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability

The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projection of long-term Mexican government bonds - CETES:

+1%:	Income Statement						OCI(1)
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	394	Ps.	(54)	Ps.	232	Ps.	1,858
Seniority premiums		266		(3)		100		440
Postretirement medical services		39		(19)		41		120
Total	Ps.	699	Ps.	(76)	Ps.	373	Ps.	2,418

Expected salary increase
Pension and retirement plans	Ps.	467	Ps.	(56)	Ps.	362	Ps.	2,039
Seniority premiums		302		(4)		119		682
Postretirement medical services		46		(24)		52		148
Total	Ps.	815	Ps.	(84)	Ps.	533	Ps.	2,869

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	52	Ps.	(26)	Ps.	56	Ps.	149

-1%:
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	465	Ps.	(56)	Ps.	384	Ps.	2,086
Seniority premiums		307		(3)		124		660
Postretirement medical services		51		(26)		57		149
Total	Ps.	823	Ps.	(85)	Ps.	565	Ps.	2,895

Expected salary increase
Pension and retirement plans	Ps.	390	Ps.	(54)	Ps.	276	Ps.	1,883
Seniority premiums		267		(3)		102		425
Postretirement medical services		46		(24)		52		148
Total	Ps.	703	Ps.	(81)	Ps.	430	Ps.	2,456

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	39	Ps.	(19)	Ps.	42	Ps.	120
(1)	Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements

For the years ended December 31, 2021, 2020 and 2019, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2021		2020		2019
Wages and salaries	Ps.	70,238	Ps.	68,312	Ps.	64,776
Social security costs		11,737		11,595		11,494
Employee profit sharing		2,035		1,112		1,205
Post-employment benefits		1,176		1,002		795
Share-based payments		854		575		200
Termination benefits		259		201		169
	Ps.	86,299	Ps.	82,797	Ps.	78,639